Investment in Affiliate (Table) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Investment in Affiliate [Abstract]
Balance, beginning of period	$ 2,956,250	$ 11,309,375
Equity in net income of affiliate	173,002	471,079	$ 1,652,339
Equity in other comprehensive income of affiliate	0	16,139	77,165
Dilution effect		(221,679)
Net proceeds from the sale of investment in affiliate	(2,936,196)	0	0
Loss on investment in affiliate, excluding transfer of equity in other comprehensive loss of affiliate to losses	(193,056)	(8,618,664)
Balance, end of period	$ 0	$ 2,956,250	$ 11,309,375